INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	September 30, 2022	December 31, 2021
Distributor channel	$3,027,016	$3,389,404
Others	27,418	22,299
Total intangible assets	3,054,434	3,411,703
Less: Accumulated amortization	(1,579,434)	(1,129,913)
Total	$1,475,000	$2,281,790

Amortization expense for the nine months ended September 30, 2022 and 2021 was $615,911 and $624,082, respectively, included in cost of revenues and general and administrative expenses.

As of September 30, 2022, the future estimated amortization costs for intangible assets are as follows:

Year ending December 31,
2022 (remaining)	$190,559
2023	762,238
2024	509,986
2025	5,484
2026	5,484
Thereafter	1,249
Total	$1,475,000

NOTE 7 – INTANGIBLE ASSETS

Intangible assets and related accumulated amortization were as follows:

	2021	2020
Distributor channel	$3,389,404	$3,299,329
Others	22,299	4,105
Total intangible assets	3,411,703	3,303,434
Less: Accumulated amortization	(1,129,913)	(274,944)
Total	$2,281,790	$3,028,490

Amortization expense for the years ended December 31, 2021 and 2020 was $844,907 and $260,205, respectively, included in cost of revenues.

As of December 31, 2021, the future estimated amortization costs for distribution channel are as follows:

2022	$847,351
2023	847,351
2024	564,901
Thereafter	-
Total	$2,259,603